Business Segments Information	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
Business Segments Information
BUSINESS SEGMENTS INFORMATION

The Company designs and manufactures products and delivers services that bring technology and engineering together to provide innovative solutions for customers in a wide range of industrial, commercial and consumer markets around the world. The business segments of the Company are organized primarily by the nature of the products and services they sell.

The Process Management segment provides systems and software, measurement and analytical instrumentation, valves, actuators and regulators, services and solutions and reliability consulting including digital plant architecture that allows communication of devices with centralized systems, to provide precision measurement, control, monitoring, asset optimization, and plant safety and reliability for plants that produce power or process fluids or items such as petroleum, chemicals, food and beverages, pulp and paper, pharmaceuticals and municipal water supplies. The Industrial Automation segment provides low, medium and high voltage alternators and other power generation equipment, commercial and industrial motors and drives, fluid power and control mechanisms, electrical distribution equipment, and materials joining and precision cleaning products which are used in a wide variety of manufacturing operations to provide integrated manufacturing solutions to customers. The Network Power segment designs, manufactures, installs and maintains power systems for telecommunications networks, data centers and other critical applications, including power conditioning and uninterruptible power systems, thermal management, critical power systems, integrated data center control devices, software, monitoring and 24-hour service. The Climate Technologies segment supplies compressors, temperature sensors and controls, thermostats, flow controls and remote monitoring technology and services to all areas of the climate control industry, including residential heating and cooling, commercial air conditioning, commercial and industrial refrigeration and marine controls. The Commercial & Residential Solutions segment provides tools for professionals and homeowners, home storage systems and appliance solutions. The principal distribution method for each segment is direct sales forces, although the Company also uses independent sales representatives and distributors. Due to its global presence, certain of the Company's international operations are subject to risks such as significant currency exchange rate fluctuations, restrictions on the movement of funds and potential nationalization of operations. See Notes 3 through 6.

The primary income measure used for assessing segment performance and making operating decisions is earnings before interest and income taxes. Intersegment selling prices approximate market prices. Accounting method differences between segment reporting and the consolidated financial statements are primarily management fees allocated to segments based on a percentage of sales and the accounting for pension and other retirement plans. Corporate and other includes stock compensation expense, and goodwill impairment charges when applicable. Corporate assets are primarily comprised of cash and equivalents, investments and certain fixed assets. Summarized below is information about the Company's operations by business segment and by geography.

Business Segments

	Sales			Earnings			Total Assets
	2013	2014	2015	2013	2014	2015	2013	2014	2015
Process Management	$8,610	9,189	8,516	$1,809	1,918	1,493	$6,878	7,771	7,704
Industrial Automation	4,885	4,990	4,121	777	802	600	3,606	3,574	2,808
Network Power	6,155	5,073	4,441	554	459	231	6,603	5,233	4,743
Climate Technologies	3,876	4,109	4,011	716	737	698	2,245	2,378	2,314
Commercial &
Residential Solutions	1,865	1,924	1,924	404	424	403	1,153	1,152	817
	25,391	25,285	23,013	4,260	4,340	3,425	20,485	20,108	18,386
Differences in
accounting methods				221	252	223
Corporate and other (a)				(1,067)	(1,050)	684	4,226	4,069	3,702
Sales eliminations/Interest	(722)	(748)	(709)	(218)	(194)	(171)
Total	$24,669	24,537	22,304	$3,196	3,348	4,161	$24,711	24,177	22,088

(a) Corporate and other in 2015 includes pretax gains on divestitures of $1,039 and $10 of costs related to the planned spinoff of the network power systems business (see Note 3), and in 2014 and 2013 includes pretax goodwill impairment charges of $508 and $528, respectively. Corporate and other also includes stock compensation expense, which decreased $113 and $78 in 2015 and 2014, respectively. See Note 14.

	Intersegment Sales			Depreciation and Amortization			Capital Expenditures
	2013	2014	2015	2013	2014	2015	2013	2014	2015
Process Management	$6	8	5	$201	249	276	$276	300	244
Industrial Automation	631	664	633	145	145	122	124	123	128
Network Power	39	27	26	238	198	178	88	68	48
Climate Technologies	44	47	44	130	132	132	100	145	134
Commercial &
Residential Solutions	2	2	1	53	52	51	40	49	52
Corporate and other				52	55	56	50	82	79
Total	$722	748	709	$819	831	815	$678	767	685

Geographic Information

	Sales by Destination			Property, Plant and Equipment
	2013	2014	2015	2013	2014	2015
United States and Canada	$10,964	11,262	10,673	$1,969	2,036	1,979
Asia	5,888	5,483	4,936	518	602	564
Europe	4,841	4,815	4,024	772	803	733
Latin America	1,555	1,508	1,241	308	306	254
Middle East/Africa	1,421	1,469	1,430	38	55	55
Total	$24,669	24,537	22,304	$3,605	3,802	3,585

Sales in the U.S. were $9,783, $10,310 and $10,000 for 2015, 2014 and 2013, respectively, while Asia includes sales in China of $2,472, $2,853 and $3,122 in those years. Assets located in the U.S. were $1,968 in 2015, $2,022 in 2014 and $1,952 in 2013.